VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.5%
Alabama : 2.9%
Alabama Public School and
College Authority, Series A
(RB)
5.00%, 11/01/31 (c) $ 525 $ 585,888
Black Belt Energy Gas District,
Project No. 7, Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 2,200 2,224,295
Black Belt Energy Gas District,
Series D-1 (RB)
5.50%, 06/01/49 (c) (p) 1,000 1,060,855
Black Belt Energy Gas District,
Series E (RB)
5.00%, 05/01/53 (p) 1,000 1,044,845
Energy Southeast A
Cooperative District, Energy
Supply, Series A (RB)
5.50%, 11/01/53 (c) (p) 1,710 1,865,923
Jefferson County (RB)
5.00%, 09/15/28 (c) 525 540,114
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series E (RB)
5.00%, 10/01/30 (c) 500 543,091
Southeast Energy Authority,
Cooperative District
Commodity Supply, Series
A (RB)
5.25%, 01/01/54 (c) (p) 1,000 1,059,303
8,924,314
Arizona : 1.9%
Arizona Department of
Transportation State Highway
Fund Revenue (RB)
5.00%, 07/01/30 (c) 835 844,559
5.00%, 07/01/31 (c) 1,050 1,061,802
Arizona Industrial Development
Authority, Series A (RB)
5.00%, 11/01/28 (c) 500 524,725
City of Mesa, Arizona Utility
System (RB)
4.00%, 07/01/31 (c) 1,550 1,557,235
City of Phoenix Civic
Improvement Corp. (RB)
5.00%, 07/01/29 (c) 620 626,814
Maricopa County Industrial
Development Authority,
Banner Health, Series A (RB)
5.00%, 01/01/53 (c) (p) 500 502,503
Salt River Project Agricultural
Improvement & Power
District, Series A (RB)
5.00%, 01/01/27 500 512,492
5,630,130
California : 17.6%
Bay Area Toll Authority, San
Francisco Bay Area, Series A
(RB)
2.95%, 04/01/47 (c) (p) 1,130 1,130,026
Par
(000’s) Value
California (continued)
Beverly Hills, California Unified
School District (GO)
0.00%, 08/01/30 ^ $ 1,000 $ 906,469
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
4.00%, 05/01/53 (c) (p) 500 509,461
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52 (c) (p) 5,000 5,063,214
5.00%, 07/01/53 (c) (p) 1,000 1,057,936
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.50%, 05/01/54 (c) (p) 2,000 2,113,322
California Community Choice
Financing Authority, Clean
Energy Project, Series E-1 (RB)
5.00%, 02/01/54 (c) (p) 500 534,312
California Community Choice
Financing Authority, Clean
Energy Project, Series G-1
(RB)
5.25%, 11/01/54 (c) (p) 1,000 1,074,802
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
A (RB)
5.00%, 08/15/31 (c) 310 314,338
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A-1 (RB)
5.00%, 11/01/27 500 526,011
California Health Facilities
Financing Authority, Stanford
Health Care, Series A (RB)
5.00%, 11/15/31 (c) 750 790,455
California Infrastructure and
Economic Development
Bank, Series B (RB)
5.00%, 11/01/29 (c) 500 536,191
California Infrastructure and
Economic Development
Bank, Series B-2 (RB)
3.00%, 10/01/47 (c) (p) 500 501,858
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c) 500 501,691
California State Public Works
Board, Sacramento Region
New Natural Resources
Headquarters, Series C (RB)
5.00%, 11/01/29 675 746,776

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 10/01/26 $ 830 $ 845,883
5.00%, 10/01/28 (c) 785 821,671
California State Public Works
Board, Various Capital
Projects, Series C (RB)
4.00%, 11/01/31 (c) 1,000 1,010,115
California State Public Works
Board, Various Correctional
Facilities, Series D (RB)
5.00%, 09/01/26 500 508,372
California State University,
Series A (RB)
5.00%, 11/01/31 (c) 1,510 1,520,863
California State University,
Series B-3 (RB)
3.12%, 11/01/51 (c) (p) 500 500,470
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 09/01/29 (c) 2,500 2,369,204
City of San Francisco, Public
Utilities Commission Water,
Series C (RB)
5.00%, 11/01/28 500 543,179
East County, California
Advanced Water Purification
Joint Powers Authority, Series
A (RB)
3.12%, 09/01/26 (c) 500 500,769
Foothill-Eastern Transportation
Corridor Agency, Series A (RB)
0.00%, 01/01/27 ^ 500 490,230
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB) (AG)
0.00%, 06/01/26 ^ 1,000 993,020
Kern High School District,
Series C (GO) (AG)
2.00%, 08/01/31 (c) 1,600 1,517,080
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
5.00%, 07/01/31 (c) 795 828,793
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/30 (c) 1,720 1,895,619
Los Angeles Unified School
District, Series B (GO)
5.00%, 07/01/30 (c) 500 505,912
Oakland, California Unified
School District (GO)
5.00%, 08/01/26 380 385,533
Par
(000’s) Value
California (continued)
Public Facilities Financing
Authority of the City of San
Diego, Subordinated Water,
Series B (RB)
5.00%, 08/01/27 (c) $ 500 $ 507,193
San Bernardino Community
College District, Series A (GO)
4.00%, 08/01/49 (c) 540 556,689
San Francisco, California City
& County Public Utilities
Commission Wastewater,
Series A (RB)
5.00%, 10/01/26 1,000 1,019,672
State of California, Various
Purpose (GO)
5.00%, 09/01/26 1,000 1,017,854
5.00%, 04/01/27 750 775,928
5.00%, 08/01/27 1,305 1,362,927
5.00%, 09/01/27 1,000 1,046,813
5.00%, 10/01/27 530 556,097
5.00%, 10/01/27 500 524,619
5.00%, 10/01/27 1,000 1,049,239
5.00%, 09/01/28 1,000 1,074,631
5.00%, 11/01/28 (c) 1,000 1,050,084
5.00%, 11/01/28 910 982,218
5.00%, 10/01/29 1,000 1,104,828
5.00%, 10/01/29 (c) 1,000 1,004,838
5.00%, 04/01/30 2,910 3,253,811
5.00%, 09/01/30 (c) 1,095 1,113,271
5.00%, 10/01/30 (c) 750 827,771
5.00%, 10/01/31 1,000 1,153,823
5.00%, 10/01/31 (c) 1,500 1,652,907
53,178,788
Colorado : 1.8%
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/35 (c) 500 511,833
City of Colorado Springs,
Colorado Utilities System,
Series A-1 (RB)
5.00%, 11/15/26 500 510,938
Colorado Health Facilities
Authority, Series A (RB)
5.00%, 11/15/60 (c) (p) 1,000 1,103,112
Jefferson County School District
R-1 (GO)
5.00%, 12/15/30 (c) 1,110 1,194,470
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/28 1,000 1,073,803
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 511,881
University of Colorado, Series
A-2 (RB)
4.00%, 06/01/34 (c) 500 520,560
5,426,597

Par
(000’s) Value
Connecticut : 3.0%
Connecticut State Health
and Educational Facilities
Authority, Yale University,
Series B-1 (RB)
5.00%, 07/01/64 (p) $ 1,000 $ 1,109,291
State of Connecticut, Health
& Educational Facilities
Authority, Series A (RB)
5.00%, 07/01/26 500 505,320
State of Connecticut, Series A
(RB)
5.00%, 07/01/31 350 397,684
State of Connecticut, Series B
(GO) (BAM)
3.00%, 06/01/29 1,000 1,017,007
State of Connecticut,
Transportation Infrastructure
Purposes, Series A (RB)
5.00%, 05/01/31 1,650 1,869,202
State of Connecticut,
Transportation Infrastructure
Purposes, Series A (ST)
5.00%, 05/01/26 1,015 1,021,993
5.00%, 05/01/28 600 636,065
University of Connecticut,
Series A (RB)
5.00%, 04/15/26 550 552,990
5.00%, 04/15/29 (c) 1,000 1,058,843
5.00%, 01/15/30 (c) 745 764,137
8,932,532
Delaware : 0.2%
Delaware Transportation
Authority, Series A (RB)
5.00%, 07/01/26 500 505,840
Underline
District of Columbia : 0.9%
Metropolitan Washington
Airports Authority, Series B
(RB)
5.00%, 10/01/28 500 535,132
Washington Convention &
Sports Authority, Series A
(RB)
5.00%, 10/01/30 (c) 1,000 1,037,355
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/30 (c) 555 574,879
5.00%, 07/01/31 (c) 650 672,615
2,819,981
Florida : 3.4%
Central Florida Expressway
Authority (RB) (AG)
5.00%, 07/01/27 500 518,686
Central Florida Expressway
Authority, Series A (RB)
4.00%, 07/01/31 (c) 1,250 1,256,144
Par
(000’s) Value
Florida (continued)
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AG)
5.00%, 11/01/31 (c) $ 2,000 $ 2,079,395
County of Miami-Dade (RB)
5.00%, 10/01/29 (c) 510 518,158
County of Miami-Dade, Florida
Water and Sewer System (RB)
5.00%, 10/01/28 1,000 1,068,657
Miami Beach Redevelopment
Agency (TA) (AG)
5.00%, 02/01/31 500 555,867
Orange County, Florida Tourist
Development Tax (RB)
5.00%, 10/01/30 490 545,261
Reedy Creek Improvement
District, Series A (GO)
4.00%, 06/01/31 (c) 1,000 1,019,312
South Miami, Florida Health
Facilities Authority Hospital
Baptist Health (RB)
5.00%, 08/15/29 (c) 710 737,716
State of Florida, Board of
Education Full Faith and
Credit, Series E (GO)
3.00%, 06/01/30 (c) 1,000 1,000,235
State of Florida, Department
of Transportation, Federal
Highway Reimbursement,
Series A (RB)
5.00%, 07/01/30 880 975,008
10,274,439
Georgia : 4.1%
Georgia State Road and Tollway
Authority (RB)
5.00%, 06/01/29 800 869,268
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
5.00%, 05/01/54 (c) (p) 1,000 1,081,593
Main Street Natural Gas, Inc.,
Series A (RB)
4.00%, 07/01/52 (c) (p) 1,250 1,270,000
Main Street Natural Gas, Inc.,
Series B (RB)
5.00%, 12/01/52 (c) (p) 500 524,355
5.00%, 07/01/53 (c) (p) 1,000 1,059,219
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 03/01/50 (c) (p) 1,500 1,508,702
4.00%, 08/01/52 (c) (p) 500 500,198
5.00%, 09/01/53 (c) (p) 1,000 1,063,407
Main Street Natural Gas, Inc.,
Series D (RB)
5.00%, 04/01/54 (c) (p) 2,000 2,143,991
State of Georgia, Series A (GO)
5.00%, 08/01/26 700 709,737
5.00%, 02/01/29 (c) 680 684,591

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
State of Georgia, Series C (GO)
5.00%, 07/01/26 $ 1,000 $ 1,011,556
12,426,617
Hawaii : 1.5%
City & County of Honolulu,
Hawaii Rail Transit Project,
Series B (GO)
5.00%, 03/01/31 (c) 1,930 2,137,316
City & County of Honolulu,
Hawaii Rail Transit Project,
Series E (GO)
5.00%, 03/01/26 785 786,747
5.00%, 03/01/27 500 515,083
State of Hawaii, Series ET (GO)
3.00%, 10/01/29 (c) 1,000 1,000,061
4,439,207
Illinois : 3.3%
Chicago O'Hare International
Airport, Series D (RB)
5.00%, 01/01/30 500 547,524
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 369,867
5.00%, 01/01/30 2,000 2,104,022
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 362,866
Illinois Finance Authority, Clean
Water Initiative (RB)
5.00%, 07/01/27 685 711,768
5.00%, 01/01/28 500 525,663
Illinois Finance Authority,
Northshore University Health
System, Series A (RB) (AG)
5.00%, 08/15/26 500 506,903
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/27 415 425,482
Illinois State Toll Highway
Authority, Series C (RB)
5.00%, 01/01/27 650 666,418
Illinois State, Series A (GO)
5.00%, 11/01/27 1,000 1,041,745
Regional Transportation
Authority of Illinois, Series
A (RB)
5.00%, 07/01/28 (c) 735 760,056
State of Illinois (GO)
3.50%, 06/01/29 (c) 685 686,270
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 601,535
State of Illinois, Series D (GO)
5.00%, 11/01/26 800 814,624
10,124,743
Indiana : 0.9%
Indiana Finance Authority,
Midwestern Disaster Relief,
Series A (RB)
4.25%, 11/01/30 1,545 1,599,781
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority,
Series E (RB)
5.00%, 06/01/29 $ 935 $ 1,016,271
2,616,052
Iowa : 0.8%
Iowa Finance Authority (RB)
5.00%, 08/01/31 (c) 1,000 1,039,383
PEFA, Inc., Iowa Gas Project
(RB)
5.00%, 09/01/49 (c) (p) 1,500 1,517,861
2,557,244
Kansas : 1.1%
County of Butler, Unified
School District No. 385 (GO)
4.00%, 09/01/30 (c) 500 511,457
Kansas Development Finance
Authority, Adventhealth
Hospital, Series B (RB)
5.00%, 11/15/54 (p) 2,450 2,739,807
3,251,264
Kentucky : 1.0%
Commonwealth of Kentucky,
State Property and Building
Commission, Series A (RB)
5.00%, 10/01/30 250 279,130
Kentucky Public Energy
Authority, Gas Supply, Series
A (RB)
5.25%, 06/01/55 (c) (p) 500 532,213
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
4.00%, 08/01/52 (c) (p) 1,200 1,210,162
Louisville & Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series C (RB)
5.00%, 10/01/47 (c) (p) 1,000 1,013,615
3,035,120
Louisiana : 0.6%
St. John Baptist Parish,
Louisiana Marathon Oil Co.,
Series B-2 (RB)
2.38%, 06/01/37 (p) 750 748,556
State of Louisiana, Series A
(GO)
5.00%, 02/01/29 1,000 1,080,424
1,828,980
Maryland : 2.8%
Baltimore County, Maryland
(GO)
5.00%, 03/01/30 945 1,048,387
Community Development
Administration, Maryland
Multifamily Development,
Series D-2 (RB)
3.30%, 01/01/29 500 507,882

Par
(000’s) Value
Maryland (continued)
County of Montgomery,
Consolidated Public
Improvement, Series A (GO)
4.00%, 08/01/29 $ 750 $ 793,502
Maryland Department of
Transportation (RB)
3.00%, 09/01/31 (c) 500 502,307
State of Maryland, Department
of Transportation (RB)
5.00%, 10/01/26 595 606,029
State of Maryland, Department
of Transportation, Series B
(RB)
4.00%, 05/01/30 (c) 750 774,752
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
5.00%, 03/15/28 (c) 500 514,698
5.00%, 03/15/28 500 529,014
5.00%, 03/15/29 1,000 1,084,800
5.00%, 03/15/31 (c) 1,500 1,658,949
State of Maryland, State and
Local Facilities Loan, Series
B (GO)
5.00%, 08/01/26 385 390,413
8,410,733
Massachusetts : 4.1%
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/27 680 699,358
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 05/01/27 500 517,252
5.00%, 07/01/27 500 519,539
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 07/01/31 (c) 600 606,323
Commonwealth of
Massachusetts, Series C (GO)
5.00%, 10/01/26 400 407,414
5.00%, 05/01/30 1,000 1,115,507
Commonwealth of
Massachusetts, Series C (GO)
(AG)
5.00%, 05/01/31 2,665 3,034,595
Massachusetts Water
Resources Authority, Series B
(RB) (AG)
5.25%, 08/01/30 2,000 2,267,164
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/31 (c) 2,115 2,200,366
5.00%, 08/01/40 (c) 1,000 1,014,310
12,381,828
Par
(000’s) Value
Michigan : 0.6%
Michigan State Housing
Development Authority,
Series A (RB)
3.70%, 04/01/30 (c) $ 500 $ 500,286
State of Michigan,
Environmental Program (GO)
3.00%, 05/01/30 (c) 410 410,538
State of Michigan, Grant
Anticipation (RB)
5.00%, 03/15/26 500 501,542
State of Michigan, Trunk Line,
Series B (RB)
5.00%, 11/15/27 500 524,599
1,936,965
Minnesota : 1.6%
Metropolitan Council,
Minneapolis & St. Paul
Metropolitan Area, Series C
(GO)
5.00%, 12/01/26 1,000 1,022,779
Minneapolis & St. Paul,
Minnesota Metropolitan
Airports Commission, Series
A (RB)
5.00%, 01/01/29 1,000 1,073,523
Minneapolis & St. Paul,
Minnesota Metropolitan
Airports Commission, Series
B (RB)
5.00%, 01/01/30 (c) 515 526,934
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/31 1,000 1,132,003
State of Minnesota, Various
Purpose, Series D (GO)
3.00%, 10/01/30 (c) 1,000 1,007,202
4,762,441
Mississippi : 0.1%
State of Mississippi, Series A
(GO)
5.00%, 10/01/29 (c) 430 448,929
Underline
Missouri : 0.5%
Curators of the University of
Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,570,999
Underline
Montana : 0.2%
City of Forsyth, Montana
Pollution Control,
Northwestern Corp. Colstrip
Project (RB)
3.88%, 07/01/28 (c) 500 510,938
Underline
Nebraska : 0.4%
Central Plans Energy Project,
Gas Project Crossover No. 3,
Series B (RB)
5.00%, 09/01/31 1,215 1,331,856
Underline

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada : 0.2%
Clark County, Nevada Airport
System, Series A (RB)
5.00%, 07/01/29 $ 500 $ 543,815
Underline
New Jersey : 4.0%
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
3.12%, 07/01/31 (c) 755 755,952
New Jersey Economic
Development Authority,
School Facilities Construction,
Series DDD (RB)
5.00%, 06/15/34 (c) 615 638,704
New Jersey Educational
Facilities Authority, Princeton
University, Series A (RB)
5.00%, 07/01/64 (c) (p) 1,500 1,680,646
New Jersey Educational
Facilities Authority, Princeton
University, Series B (RB)
5.00%, 07/01/28 (c) 1,000 1,038,626
New Jersey Health Care
Facilities Financing Authority,
Greystone Park Psychiatric
Hospital Project (RB)
5.00%, 09/15/26 500 508,494
New Jersey Health Care
Facilities Financing Authority,
Hackensack Meridian Health,
Series A (RB)
5.00%, 07/01/29 (c) 660 684,591
New Jersey Health Care
Facilities Financing Authority,
Valley Health System (RB)
5.00%, 07/01/31 (c) 1,000 1,080,165
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
5.00%, 12/15/26 500 512,056
5.00%, 06/15/30 (c) 435 438,822
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
4.10%, 06/15/31 (c) 780 783,696
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/26 500 498,860
2.00%, 06/01/30 (c) 3,000 2,882,493
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/31 (c) 500 522,672
12,025,777
New Mexico : 0.5%
State of New Mexico, Series A
(RB)
5.00%, 07/01/27 840 872,586
Par
(000’s) Value
New Mexico (continued)
State of New Mexico, Series B
(RB)
5.00%, 07/01/26 $ 535 $ 541,093
1,413,679
New York : 14.7%
City of New York, Series A-1
(GO)
5.00%, 09/01/27 1,000 1,042,670
5.00%, 08/01/29 1,000 1,091,443
City of New York, Series B-1
(GO)
5.00%, 11/01/30 500 560,114
5.00%, 10/01/31 (c) 500 542,495
City of New York, Series C (GO)
5.00%, 09/01/27 1,000 1,042,670
City of New York, Series C (GO)
(SD CRED PROG)
5.00%, 08/01/27 500 520,234
City of New York, Series E (GO)
5.00%, 08/01/30 (c) 540 546,980
City of New York, Series F-1
(GO)
5.00%, 03/01/27 410 422,012
County of Suffolk, Series A (GO)
(AG)
5.00%, 02/01/26 250 250,000
Long Island Power Authority
Electric System (RB) (BAM)
5.00%, 09/01/26 510 518,450
Long Island Power Authority
Electric System, Series B (RB)
3.00%, 09/01/55 (c) (p) 1,000 1,006,498
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/31 (c) 305 318,089
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/26 500 510,701
Metropolitan Transportation
Authority, Series C-1 (RB)
5.00%, 11/15/31 (c) 1,445 1,521,025
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/30 1,000 1,119,632
New York City Housing
Development Corp., Multi-
Family Housing, Series A-2
(RB)
3.25%, 11/01/64 (c) (p) 1,000 1,009,975
New York City Housing
Development Corp., Multi-
Family Housing, Series B-2
(RB)
3.95%, 11/01/64 (c) (p) 2,500 2,565,491
New York City Industrial
Development Agency
Pilot,Yankee Stadium Project,
Series A (RB) (AG)
5.00%, 03/01/29 500 537,252

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/31 $ 1,250 $ 1,427,475
New York City Transitional
Finance Authority, Building
Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/31 (c) 1,010 1,075,143
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
4.00%, 05/01/31 (c) 630 631,781
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
5.00%, 08/01/31 (c) 690 698,438
New York City Transitional
Finance Authority, Series A
(RB)
5.00%, 11/01/26 500 510,210
5.00%, 11/01/27 440 460,485
New York City Transitional
Finance Authority, Series E-1
(RB)
5.00%, 02/01/30 (c) 1,190 1,220,079
New York City Transitional
Finance Authority, Series F
(RB)
5.00%, 02/01/27 850 873,183
New York City Transitional
Finance Authority, Series G-1
(RB)
4.00%, 11/01/30 1,500 1,609,084
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 1,000 1,044,336
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/29 1,000 1,080,721
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/27 510 523,912
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/30 (c) 1,325 1,346,460
New York State Dormitory
Authority, Series A (RB)
5.00%, 03/15/26 780 782,643
5.00%, 03/15/26 485 486,460
5.00%, 02/15/27 500 513,639
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, Series B (RB)
5.00%, 03/15/30 $ 500 $ 556,206
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/28 640 677,548
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/26 680 682,279
New York State Environmental
Facilities Corp., State Clean
Water and Drinking Water
Revolving Funds, Series B (RB)
5.00%, 06/15/28 605 645,779
New York State Housing
Finance Agency, Series A-2
(RB)
2.50%, 11/01/60 (c) (p) 615 613,579
New York State Housing
Finance Agency, Series C (RB)
3.80%, 11/01/62 (c) (p) 500 500,234
New York State Housing
Finance Agency, Series C-2
(RB)
3.60%, 11/01/63 (c) (p) 500 503,513
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/27 1,000 1,025,994
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/27 690 712,250
5.00%, 03/15/28 (c) 500 501,718
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
5.00%, 03/15/27 500 516,124
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
5.00%, 12/01/30 1,150 1,272,065
State of New York, Mortgage
Agency, Series 195 (RB)
3.00%, 10/01/31 (c) 615 614,312
Town of Oyster Bay, Public
Improvement, Series B (GO)
(AG)
3.25%, 02/01/29 (c) 665 665,204
Triborough Bridge & Tunnel
Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,022,272
5.00%, 11/15/27 500 525,500
5.00%, 11/15/28 1,000 1,078,773

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Triborough Bridge & Tunnel
Authority, Series A-2 (RB)
2.00%, 05/15/45 (p) $ 875 $ 873,783
Triborough Bridge & Tunnel
Authority, Series B (RB)
5.00%, 11/15/28 (c) 1,000 1,071,146
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series A (RB)
5.00%, 11/15/31 1,000 1,149,412
44,617,471
North Carolina : 2.3%
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/29 (c) 500 509,618
County of Mecklenburg, Series
B (GO)
2.00%, 12/01/30 (c) 250 241,732
County of Wake (RB)
5.00%, 09/01/26 375 380,929
North Carolina Medical Care
Commission Hospital,
Caromont Health, Series B
(RB)
5.00%, 02/01/51 (c) (p) 500 500,000
State of North Carolina, Grant
Anticipation Vehicle (RB)
5.00%, 03/01/30 (c) 1,500 1,619,630
State of North Carolina, Series
A (GO)
5.00%, 06/01/31 (c) 1,100 1,223,991
State of North Carolina, Series
A (RB)
5.00%, 05/01/31 (c) 1,000 1,080,807
State of North Carolina, Series
B (RB)
3.00%, 05/01/31 (c) 800 801,270
5.00%, 05/01/29 (c) 585 604,043
6,962,020
Ohio : 2.4%
American Municipal Power,
Inc., Combined Hydroelectric
Projects, Series A (RB)
5.00%, 02/15/28 500 524,424
City of Columbus, Various
Purpose (GO)
5.00%, 04/01/29 (c) 750 783,698
City of Columbus, Various
Purpose, Series B (GO)
5.00%, 04/01/31 (c) 1,245 1,348,147
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 12/01/29 1,250 1,363,536
5.00%, 08/01/30 (c) 1,030 1,080,577
Par
(000’s) Value
Ohio (continued)
Ohio Quality Development
Authority, American Electric
Power Company Project,
Series D (RB)
3.20%, 05/01/26 $ 500 $ 500,016
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/31 (c) 500 526,337
Ohio Water Development
Authority, Series B (RB)
5.00%, 12/01/27 (c) 1,000 1,021,599
7,148,334
Oklahoma : 0.3%
Canadian County, Oklahoma
Educational Facilities
Authority, Mustang Public
Schools Project (RB)
3.00%, 09/01/29 (c) 330 330,268
Grand River Dam Authority,
Series A (RB)
5.00%, 06/01/31 (c) 515 525,375
855,643
Oregon : 0.9%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/26 500 511,640
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/31 (c) 1,000 1,035,106
Jackson County, Oregon School
District No. 549C Medford
(GO) (SBG)
5.00%, 12/15/28 (c) 1,250 1,251,724
2,798,470
Pennsylvania : 2.8%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 07/15/30 (c) 360 388,449
Commonwealth of
Pennsylvania (GO)
3.00%, 01/01/31 (c) 510 511,172
5.00%, 07/15/27 1,000 1,039,855
5.00%, 09/01/27 1,000 1,043,306
Commonwealth of
Pennsylvania (GO) (SBG)
5.00%, 07/15/26 1,000 1,012,472
County of Lehigh, Valley Health
Network, Series A (RB) (SBG)
5.00%, 07/01/26 600 605,760
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 500 512,138
Montgomery County Industrial
Development Authority,
Series B (RB)
4.10%, 06/01/29 705 737,488

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series A (RB)
4.00%, 08/15/31 (c) $ 1,000 $ 1,005,358
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.80%, 10/01/31 (c) 700 692,586
3.20%, 10/01/31 (c) 425 425,016
University of Pittsburgh of the
Commonwealth, System of
Higher Education (RB)
4.00%, 04/15/26 (c) 500 500,311
8,473,911
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Providence Public Buildings
Authority Issue, Series A (RB)
(AG)
5.00%, 05/15/26 (c) 500 502,024
Tobacco Settlement Financing
Corp., Rhode Island, Series
A (RB)
5.00%, 06/01/26 (c) 500 501,908
1,003,932
South Dakota : 0.1%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/30 (c) 255 263,164
Underline
Tennessee : 2.1%
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/31 (c) 545 547,525
5.00%, 07/01/26 525 530,957
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/31 (c) 1,000 1,104,842
Shelby County Health
Educational & Housing
Facilities Board, Baptist
Memorial Health, Series B
(RB)
5.00%, 09/01/49 (c) (p) 500 531,544
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 2,000 2,148,023
Tennessee Energy Acquisition
Corp., Gas Project, Series A-1
(RB)
5.00%, 05/01/53 (c) (p) 500 518,286
Par
(000’s) Value
Tennessee (continued)
Tennessee Energy Acquisition
Corp., Gas Project, Series B
(RB)
5.62%, 09/01/26 $ 500 $ 506,441
The Health And Educational
Facilities Board Of Rutherford
County, Series B-1 (RB)
5.00%, 11/15/48 (c) (p) 500 549,154
6,436,772
Texas : 7.8%
Austin Independent School
District (GO)
5.00%, 08/01/28 505 538,822
Bexar County, Limited Tax (GO)
5.00%, 06/15/27 (c) 500 504,588
Board of Regents of the
University of Texas System,
Series A (RB) (AG)
5.00%, 08/15/31 (c) 900 981,001
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 08/15/29 1,000 1,094,184
City of Dallas, Texas
Waterworks and Sewer
System, Series A (RB)
5.00%, 10/01/30 (c) 565 574,376
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/31 (c) 600 609,877
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/27 (c) 630 638,112
City Of San Antonio, Texas
Electric And Gas Systems
Variable Rate Junior Lien,
Series A (RB)
3.15%, 02/01/55 (p) 500 504,616
Comal Independent School
District (GO)
5.00%, 02/01/26 775 775,000
Conroe, Texas Independent
School District, Series A (GO)
5.00%, 02/15/27 2,000 2,057,056
County of Collin, Community
College District (GO)
4.00%, 08/15/31 (c) 925 944,625
Denton Independent School
District (GO)
5.00%, 08/15/29 1,000 1,093,471
Ford Bend, Texas Independent
School District, Series B (GO)
5.00%, 02/15/28 910 960,397
Fort Bend, Texas Independent
School District (GO)
5.00%, 08/15/30 (c) 2,000 2,078,198

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Harris County, Texas Cultural
Education Facilities Finance
Corp., TECO Project (RB)
5.00%, 11/15/30 (c) $ 850 $ 887,531
Harris County, Texas Toll Road
Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,040,107
Houston Texas Utility System,
Series A (RB)
5.00%, 11/15/27 1,000 1,047,939
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AG)
5.00%, 05/15/27 500 517,462
North Texas Tollway Authority,
First Tier, Series A (RB)
5.00%, 01/01/27 500 512,583
State of Texas, Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/30 (c) 500 502,198
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/26 600 611,229
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series A (RB)
5.50%, 01/01/54 (c) (p) 1,000 1,067,995
Texas Transportation
Commission Highway
Improvement (GO)
5.00%, 04/01/30 1,000 1,110,013
Texas Water Development
Board (RB)
5.00%, 04/15/26 1,000 1,005,622
Texas Water Development
Board, Series A (RB)
5.00%, 04/15/30 (c) 250 261,423
Trinity River Authority, Regional
Wastewater System (RB)
5.00%, 08/01/30 (c) 670 696,039
University of Houston, Series
A (RB)
5.00%, 02/15/26 1,000 1,000,975
23,615,439
Utah : 0.5%
University of Utah, Series A (RB)
5.00%, 08/01/31 (c) 365 378,882
Utah Transit Authority (RB)
5.00%, 06/15/30 500 556,576
5.00%, 12/15/30 500 562,927
1,498,385
Virginia : 0.9%
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
5.00%, 10/01/31 (c) 750 793,012
Par
(000’s) Value
Virginia (continued)
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 $ 600 $ 616,605
Virginia Commonwealth
Transportation Board (RB)
5.00%, 03/15/27 (c) 510 518,159
Virginia Public Building
Authority, Public Facilities,
Series A (RB)
5.00%, 08/01/29 (c) 720 749,147
2,676,923
Washington : 2.4%
Central Puget Sound
Regional Transit Authority,
Motor Vehicle Excise Tax
Improvement, Series S-1 (RB)
5.00%, 11/01/26 520 530,775
Energy Northwest, Project 3
Electric, Series A (RB)
5.00%, 07/01/28 (c) 725 753,125
King County, Washington (GO)
4.00%, 07/01/30 (c) 2,110 2,152,209
State of Washington, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/26 1,000 1,009,139
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO)
5.00%, 08/01/31 (c) 825 836,116
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO) (SBG)
5.00%, 06/01/31 (c) 1,000 1,111,112
State of Washington, Series D
(GO)
5.00%, 08/01/31 (c) 880 914,883
7,307,359
West Virginia : 0.3%
State of West Virginia,
Surface Transportation
Improvements, Series A (RB)
5.00%, 09/01/26 1,000 1,015,403
Underline
Wisconsin : 0.7%
City of Milwaukee, Series N4
(GO)
5.00%, 04/01/26 750 753,003
Public Finance Authority,
Wisconsin Providence St.
Joseph Health (RB)
4.00%, 10/01/41 (p) 810 841,507

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital
of Wisconsin, Inc. (RB)
Par
(000’s) Value
Wisconsin (continued)
4.00%, 08/15/31 (c) $ 500 $ 507,484
2,101,994
Total Municipal Bonds: 98.5%
(Cost: $295,620,166) 298,085,028
Other assets less liabilities: 1.5% 4,509,976
NET ASSETS: 100.0% $ 302,595,004
Definitions:
AG Assured Guaranty, Inc.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 298,085,028 $ — $ 298,085,028
*
See Schedule of Investments for geographic regions.